Offerings - Offering: 1	Jun. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 594,708,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,049.79
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-282376).